Principal Funds, Inc.

711 High Street, Des Moines, IA 50392

515 247 5111 tel

January 4, 2023

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Principal Funds, Inc. (the "Registrant"), File Nos. 033-59474, 811-07572

Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the form of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A. That Post-Effective Amendment (#283) was filed electronically with the Securities and Exchange Commission on December 21, 2022 (Accession # 0001683863-22-007909).

Please call me at 515-247-5419 if you have any questions.

Sincerely,

/s/ Laura B. Latham

Laura B. Latham

Assistant Counsel and Assistant Secretary, Registrant